Registration No. 33-08054
                                                          File No. 811-4803

                    SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, DC. 20549
                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /X/

     PRE-EFFECTIVE AMENDMENT NO. __                                     / /

     POST-EFFECTIVE AMENDMENT NO. 16                                    /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
  OF 1940                                                               / /

     AMENDMENT NO.__                                                    / /

                        OPPENHEIMER TAX-EXEMPT FUND
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            (Exact Name of Registrant as Specified in Charter)

             3410 South Galena Street, Denver, Colorado 80231
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                 (Address of Principal Executive Offices)

                              1-303-671-3200
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                      (Registrant's Telephone Number)

                          ANDREW J. DONOHUE, ESQ.
                          OppenheimerFunds, Inc.
           Two World Trade Center, New York, New York 10048-0203
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                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

   /X/ immediately upon filing pursuant to paragraph (b)

   / / on __________, pursuant to paragraph (b)

   / / 60 days after filing pursuant to paragraph (a)(1)

   / / on ________, pursuant to paragraph (a)(1)

   / / 75 days after filing, pursuant to paragraph (a)(2)

   / / on _______________, pursuant to paragraph (a)(2) of Rule 485
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The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ended September 30, 1995 was filed on November 30, 1995.

                    SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C.

For the registration under the Securities Act of 1933 of shares of Oppenheimer Intermediate Tax-Exempt Fund (the "Fund"), a series of Oppenheimer Tax-Exempt Fund (the "Trust), an open-end management investment company.

A. Title and amount of shares being registered (number of shares or other units):

       Additional 598,343 Class A shares of beneficial interest of Oppenheimer Intermediate Tax-Exempt Fund.

       Additional 118,803 Class C shares of beneficial interest of Oppenheimer Intermediate Tax-Exempt Fund.

B. Proposed aggregate offering price to the public of the shares being registered:

       $9,130,714 based upon the offering price of $15.26 per Class A share at March 8, 1996(1).

       $1,747,592 based upon the offering price of $14.71 per Class C share at March 8, 1996(2).

C. Amount of filing fee pursuant to Rule 24e-2:

       $200
----------------
(1)Class A: The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 of the Investment Company Act of 1940. The total number of Class A shares sold during the previous fiscal year of the Fund ended September 30, 1995 was 1,003,900. No redeemed or repurchased shares have been used for reductions pursuant to paragraph (a) of Rule 24e-2 in any previous filing of Post-Effective Amendments during the current fiscal year; 1,583,239 shares were used for reductions pursuant to paragraph (c) of Rule 24f-2. The amount of redeemed or repurchased shares being used for such reduction in this amendment is 579,339.

(2)Class C: The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 of the Investment Company Act of 1940. The total number of Class C shares sold during the previous fiscal year of the Fund ended September 30, 1995 was 208,137. No redeemed or repurchased shares have been used for reductions pursuant to paragraph (a) of Rule 24e-2 in any previous filing of Post-Effective Amendments during the current fiscal year; 307,226 shares were used for reductions pursuant to paragraph (c) of Rule 24f-2. The amount of redeemed or repurchased shares being used for such reduction in this amendment is 99,089.

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 20th day of March, 1996.

                              OPPENHEIMER TAX-EXEMPT FUND

                              By: /s/ James C. Swain
                              ---------------------------
                              James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures               Title                 Date
----------               -----                 ----
/s/ James C. Swain*      Chairman of the       March 20, 1996
----------------------   Board of Trustees
James C. Swain

/s/ George C. Bowen*     Chief Financial       March 20, 1996
----------------------   and Accounting
George C. Bowen          Officer

/s/ Robert G. Avis*      Trustee               March 20, 1996
----------------------
Robert G. Avis

/s/ William A. Baker*    Trustee               March 20, 1996
----------------------
William A. Baker

/s/ Charles Conrad Jr.*  Trustee               March 20, 1996
----------------------
Charles Conrad, Jr.

/s/ Jon S. Fossel*       Trustee               March 20, 1996
----------------------
Jon S. Fossel

/s/ Raymond J. Kalinowski*                     Trustee   March 20, 1996
-------------------------
Raymond J. Kalinowski

/s/ Howard Kast*         Trustee               March 20, 1996
------------------------
C. Howard Kast

/s/ Robert M. Kirchner*  Trustee               March 20, 1996
------------------------
Robert M. Kirchner

/s/ Bridget A. Macaskill*   President & Trustee          March 20, 1996
------------------------
Bridget A. Macaskill

/s/ Ned M. Steel*        Trustee               March 20, 1996
------------------------
Ned M. Steel

*By: /s/ Robert G. Zack
 --------------------------------
 Robert G. Zack, Attorney-in-Fact



Katherine P. Feld        [logo]OppenheimerFunds
Vice President &              Oppenheimer Management Corporation
Associate Counsel             Two World Trade Center
                              New York, NY 10048-0203
                              212 323-0200   Fax 212 323-0558





                                   March 20, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

          Re:  Oppenheimer Tax-Exempt Fund
               Reg. No. 33-08054, File No. 811-4803
               Written Representation of Counsel

To the Securities and Exchange Commission:

          Pursuant to paragraph (e) of Rule 485 under the Securities Act of 1933, and in connection with an Amendment on Form N-1A which is Post-Effective Amendment No. 16 to the 1933 Act Registration Statement of the above Trust, the undersigned counsel, who prepared such Amendment, hereby represents to the Commission for filing with such Amendment that said Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

                                     Very truly yours,


                                     /s/ Katherine P. Feld

                                     Katherine P. Feld
                                     Vice President &
                                     Associate Counsel

KPF/gl







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